Quarterly Holdings Report
for
Fidelity Simplicity RMD 2020 Fund℠
April 30, 2022
RW40-NPRT3-0622
1.867274.114
Domestic Equity Funds - 25.1%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	59,111	577,516
Fidelity Series Blue Chip Growth Fund (a)	79,825	993,823
Fidelity Series Commodity Strategy Fund (a)	176,467	937,041
Fidelity Series Growth Company Fund (a)	152,572	2,384,704
Fidelity Series Intrinsic Opportunities Fund (a)	116,247	2,200,561
Fidelity Series Large Cap Stock Fund (a)	123,954	2,181,590
Fidelity Series Large Cap Value Index Fund (a)	56,130	813,329
Fidelity Series Opportunistic Insights Fund (a)	76,355	1,238,474
Fidelity Series Small Cap Discovery Fund (a)	20,837	260,250
Fidelity Series Small Cap Opportunities Fund (a)	69,556	863,884
Fidelity Series Stock Selector Large Cap Value Fund (a)	140,772	1,804,699
Fidelity Series Value Discovery Fund (a)	90,109	1,376,871
TOTAL DOMESTIC EQUITY FUNDS (Cost $15,322,954)		15,632,742

International Equity Funds - 26.2%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	80,307	1,164,445
Fidelity Series Emerging Markets Fund (a)	70,793	610,232
Fidelity Series Emerging Markets Opportunities Fund (a)	325,914	5,615,506
Fidelity Series International Growth Fund (a)	179,494	2,748,057
Fidelity Series International Small Cap Fund (a)	43,789	723,836
Fidelity Series International Value Fund (a)	266,092	2,754,052
Fidelity Series Overseas Fund (a)	237,353	2,753,292
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $17,005,065)		16,369,420

Bond Funds - 46.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	45,729	458,200
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	545,976	5,028,440
Fidelity Series Emerging Markets Debt Fund (a)	41,334	324,471
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	12,426	105,741
Fidelity Series Floating Rate High Income Fund (a)	6,899	63,053
Fidelity Series High Income Fund (a)	42,797	374,049
Fidelity Series Inflation-Protected Bond Index Fund (a)	39,872	400,712
Fidelity Series International Credit Fund (a)	1,222	10,835
Fidelity Series International Developed Markets Bond Index Fund (a)	244,436	2,221,919
Fidelity Series Investment Grade Bond Fund (a)	1,650,132	17,293,383
Fidelity Series Long-Term Treasury Bond Index Fund (a)	397,573	2,751,207
Fidelity Series Real Estate Income Fund (a)	21,672	240,342
TOTAL BOND FUNDS (Cost $31,804,095)		29,272,352

Short-Term Funds - 1.8%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 0.40% (a)(b)	899,184	899,184
Fidelity Series Short-Term Credit Fund (a)	23,219	224,525
TOTAL SHORT-TERM FUNDS (Cost $1,128,019)		1,123,709

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $65,260,133)	62,398,223
NET OTHER ASSETS (LIABILITIES) - 0.0%	143
NET ASSETS - 100.0%	62,398,366

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	1,835,465	1,376,081	2,278	(1,027)	(157)	458,200
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	6,220,222	799,947	27,526	(17,344)	(374,491)	5,028,440
Fidelity Series All-Sector Equity Fund	565,064	339,221	153,809	126,362	(7,951)	(165,009)	577,516
Fidelity Series Blue Chip Growth Fund	885,570	794,416	275,697	191,230	(11,488)	(398,978)	993,823
Fidelity Series Canada Fund	912,246	452,489	235,316	25,101	121	34,905	1,164,445
Fidelity Series Commodity Strategy Fund	1,831,514	921,176	1,685,476	566,942	(28,372)	(101,801)	937,041
Fidelity Series Emerging Markets Debt Fund	372,077	102,374	87,746	13,016	(2,919)	(59,315)	324,471
Fidelity Series Emerging Markets Debt Local Currency Fund	121,765	35,396	28,393	4,938	(1,779)	(21,248)	105,741
Fidelity Series Emerging Markets Fund	595,625	303,854	118,862	21,909	(5,344)	(165,041)	610,232
Fidelity Series Emerging Markets Opportunities Fund	5,388,072	3,579,142	1,198,496	696,124	(101,155)	(2,052,057)	5,615,506
Fidelity Series Floating Rate High Income Fund	72,640	17,446	26,494	2,407	(297)	(242)	63,053
Fidelity Series Government Money Market Fund 0.40%	6,433,970	833,672	6,368,458	3,136	-	-	899,184
Fidelity Series Growth Company Fund	2,247,905	2,207,777	838,391	724,888	(82,499)	(1,150,088)	2,384,704
Fidelity Series High Income Fund	427,495	100,637	114,662	18,274	(3,075)	(36,346)	374,049
Fidelity Series Inflation-Protected Bond Index Fund	5,572,729	835,098	5,760,127	236,313	303,691	(550,679)	400,712
Fidelity Series International Credit Fund	12,108	299	-	299	-	(1,572)	10,835
Fidelity Series International Developed Markets Bond Index Fund	-	2,596,958	223,237	2,048	(5,682)	(146,120)	2,221,919
Fidelity Series International Growth Fund	2,475,681	1,534,807	467,422	232,614	(31,611)	(763,398)	2,748,057
Fidelity Series International Small Cap Fund	762,272	379,240	134,706	106,092	(11,903)	(271,067)	723,836
Fidelity Series International Value Fund	2,455,324	1,115,882	578,743	145,920	(15,800)	(222,611)	2,754,052
Fidelity Series Intrinsic Opportunities Fund	2,319,118	1,238,933	974,572	409,895	(21,203)	(361,715)	2,200,561
Fidelity Series Investment Grade Bond Fund	19,818,139	5,081,108	5,258,938	353,256	(157,834)	(2,189,092)	17,293,383
Fidelity Series Large Cap Stock Fund	2,019,542	1,092,929	688,183	191,340	(1,246)	(241,452)	2,181,590
Fidelity Series Large Cap Value Index Fund	754,463	344,459	224,617	56,602	(3,328)	(57,648)	813,329
Fidelity Series Long-Term Treasury Bond Index Fund	2,046,153	1,838,829	566,756	42,159	(17,234)	(549,785)	2,751,207
Fidelity Series Opportunistic Insights Fund	1,164,967	882,631	357,797	247,970	(17,416)	(433,911)	1,238,474
Fidelity Series Overseas Fund	2,481,665	1,381,008	520,749	86,165	(24,624)	(564,008)	2,753,292
Fidelity Series Real Estate Income Fund	257,908	60,119	62,312	9,907	(327)	(15,046)	240,342
Fidelity Series Short-Term Credit Fund	1,479,554	206,635	1,420,817	14,753	(13,123)	(27,724)	224,525
Fidelity Series Small Cap Discovery Fund	253,455	96,399	52,410	19,080	(1,937)	(35,257)	260,250
Fidelity Series Small Cap Opportunities Fund	840,478	565,216	237,849	216,198	(11,609)	(292,352)	863,884
Fidelity Series Stock Selector Large Cap Value Fund	1,721,639	1,033,531	622,853	351,004	(18,393)	(309,225)	1,804,699
Fidelity Series Value Discovery Fund	1,323,278	685,950	479,482	175,537	(9,136)	(143,739)	1,376,871
	67,612,416	38,713,318	31,939,398	5,321,283	(321,844)	(11,666,269)	62,398,223

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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